Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2014
Earnings per Share
Schedule of calculation of the basic and diluted weighted-average shares and EPS

(in thousands, except share data)	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Income (numerator):
Net income attributable to controlling interests	$9,529	$9,555

Weighted-average shares (denominator):
Weighted-average number of shares of Class A common stock - basic	12,508	12,503
Weighted-average number of shares of Class A common stock - diluted	12,573	12,540

Earnings per share:
Basic	$0.76	$0.76
Diluted	$0.76	$0.76